Share Capital And Per Share Amounts	12 Months Ended
Dec. 31, 2024
Share Capital And Per Share Amounts [Abstract]
SHARE CAPITAL AND PER SHARE AMOUNTS
11.	SHARE CAPITAL AND PER SHARE AMOUNTS

Share capital

As at December 31, 2024 the Company’s authorized share capital consists of an unlimited number of common shares without a nominal or par value. The following table summarizes the changes to the Company’s common share capital:

	December 31, 2024		December 31, 2023
	Number of		Number of
	shares	Amount	shares	Amount
Shares outstanding
Balance, beginning of period	68,642,515	$158,515	1	$15
Issuance of new common shares per De-Spac Transaction	-	-	43,690,533	-
Issuance for exercise of bond warrants	-	-	15,769,183	38,911
Issuance to MBSC shareholders – Class A and Class B	-	-	5,005,707	62,959
Issuance of new common shares for PIPE investment	-	-	4,177,091	56,630
Issued on exercise of share units(1)	1,075,949	5,887	-	-
Balance, end of period	69,718,464	$164,402	68,642,515	$158,515

(1)	Differences in the number of exercised units compared to those disclosed in stock based compensation (Note 15) and the value recognized in contributed surplus relates to withholding taxes on issuances (Note 20).

Per share amounts

Net income (loss) per share was calculated using the historical weighted average shares outstanding, scaled by the applicable exchange ratio following the completion of the De-Spac Transaction in 2023. The following table summarizes the Company’s basic and diluted net income (loss) per share:

	Year ended	Year ended
($ thousands)	December 31, 2024	December 31, 2023
Weighted average shares outstanding- basic	69,174,878	54,425,083
Dilutive effect of performance warrants	1,604,339	-
Dilutive effect of share units	836,036	-
Weighted average shares outstanding- diluted	71,615,253	54,425,083
Basic $ per share	$1.76	$(2.49)
Diluted $ per share	$1.70	$(2.49)

In computing the diluted net loss per share for the year ended December 31, 2023, the Company excluded the effect of 7,526,667 Warrants and 3,617,016 PWs as their effect was anti-dilutive.